Finance costs	12 Months Ended
Dec. 31, 2025
Finance Costs [abstract]
Finance costs	Finance costs

	2025	2024	2023
	US$m	US$m	US$m
Interest on interest-bearing liabilities	599	350	229
Interest on lease liabilities	106	102	102
Accretion charge	288	293	238
Other finance costs	39	30	49
Less: Finance costs capitalised against qualifying assets	(733)	(410)	(311)
Total finance costs	299	365	307